Amounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2021
Disclosure of Amounts Receivable and Prepaid Expenses Explanatory [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses

($000s)	December 31, 2021	December 31, 2020
HST	1,698	2,793
Trade and other receivables due from related parties	281	-
Prepaid expenses and other receivables	8,047	2,177
	10,026	4,970